CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Balance at beginning of year		¥ 2,972,803	¥ 2,756,451
Net income attributable to NHI shareholders		92,786	142,996	¥ 153,116
Pension liability adjustment		11,629	(326)	19,094
Own credit adjustments		72,997	47,847	(75,723)
Cancellation of treasury stock
Net income (loss) attributable to noncontrolling interests		1,110	(3,537)	(7,281)
Accumulated other comprehensive income attributable to noncontrolling interests
Balance at end of year		3,224,142	2,972,803	2,756,451
Common stock [Member]
Statement [Line Items]
Balance at beginning of year		594,493	594,493	594,493
Accumulated other comprehensive income attributable to noncontrolling interests
Balance at end of year		594,493	594,493	594,493
Additional paid-in capital [Member]
Statement [Line Items]
Balance at beginning of year		697,507	696,122	683,232
Stock-based compensation awards		9,411	1,421	11,775
Changes in ownership interests in subsidiaries		287
Changes in an affiliated company's interests in its subsidiary				1,115
Changes in an affiliated company's interests		(16)	(36)
Accumulated other comprehensive income attributable to noncontrolling interests
Balance at end of year		707,189	697,507	696,122
Retained earnings [Member]
Statement [Line Items]
Balance at beginning of year		1,606,987	1,533,713	1,645,451
Cumulative effect of change in accounting principle	[1]			(18,200)
Net income attributable to NHI shareholders		92,786	142,996	153,116
Cash dividends		(51,050)	(67,007)	(107,104)
Gain (loss) on sales of treasury stock		(1,718)	(2,715)	(346)
Cancellation of treasury stock				(139,204)
Accumulated other comprehensive income attributable to noncontrolling interests
Balance at end of year		1,647,005	1,606,987	1,533,713
Cumulative translation adjustments [Member]
Statement [Line Items]
Balance at beginning of year		136,912	18,316	(26,274)
Net change during the year		105,855	118,596	44,590
Accumulated other comprehensive income attributable to noncontrolling interests
Balance at end of year		242,767	136,912	18,316
Defined benefit pension plans [Member]
Statement [Line Items]
Balance at beginning of year		(43,803)	(43,477)	(62,571)
Pension liability adjustment		11,629	(326)	19,094
Accumulated other comprehensive income attributable to noncontrolling interests
Balance at end of year		(32,174)	(43,803)	(43,477)
Own credit adjustments [Member]
Statement [Line Items]
Balance at beginning of year		34,864	(12,983)	62,740
Own credit adjustments		72,997	47,847	(75,723)
Accumulated other comprehensive income attributable to noncontrolling interests
Balance at end of year		107,861	34,864	(12,983)
Accumulated other comprehensive income (loss) [Member]
Statement [Line Items]
Balance at beginning of year		127,973	(38,144)
Accumulated other comprehensive income attributable to noncontrolling interests
Balance at end of year		318,454	127,973	(38,144)
Common stock held in treasury [Member]
Statement [Line Items]
Balance at beginning of year		(112,355)	(91,246)	(243,604)
Repurchases of common stock		(24,728)	(39,650)	(11)
Sales of common stock		0	0	0
Common stock issued to employees		18,509	18,541	13,165
Cancellation of treasury stock				139,204
Accumulated other comprehensive income attributable to noncontrolling interests
Balance at end of year		(118,574)	(112,355)	(91,246)
Total NHI shareholders' equity [Member]
Statement [Line Items]
Balance at beginning of year		2,914,605	2,694,938
Accumulated other comprehensive income attributable to noncontrolling interests
Balance at end of year		3,148,567	2,914,605	2,694,938
Noncontrolling interests [Member]
Statement [Line Items]
Balance at beginning of year		58,198	61,513	77,797
Cash dividends		(3,277)	(1,421)	(1,416)
Net income (loss) attributable to noncontrolling interests		(1,110)	3,537	7,281
Accumulated other comprehensive income attributable to noncontrolling interests
Cumulative translation adjustments		1,058	2,926	944
Purchase/sale (disposition) of subsidiary shares, etc., net		(301)	1,307	673
Other net change in noncontrolling interests		21,007	(9,664)	(23,766)
Balance at end of year		¥ 75,575	¥ 58,198	¥ 61,513

[1]	Represents the adjustments to initially apply Accounting Standards Update ASU 2016-13, “Measurement of Credit Losses on Financial Instruments” for the year ended March 31, 2021.